Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America Segment	International Segment	Segment Total	Corporate	Total
Three months ended June 30, 2013

Net revenue external customers	$2,375,247	$1,228,322	$3,603,569	$8,946	$3,612,515
Inter - segment revenue	1,771	-	1,771	(1,771)	-
Revenue	2,377,018	1,228,322	3,605,340	7,175	3,612,515
Depreciation and amortization	(81,208)	(45,701)	(126,909)	(31,892)	(158,801)
Operating income	393,806	208,964	602,770	(58,531)	544,239
Income (loss) from equity method investees	3,646	53	3,699	717	4,416
Capital expenditures, acquisitions and investments	107,948	66,175	174,123	41,757	215,880

Three months ended June 30, 2012

Net revenue external customers	$2,248,692	$1,170,902	$3,419,594	$8,379	$3,427,973
Inter - segment revenue	3,088	-	3,088	(3,088)	-
Revenue	2,251,780	1,170,902	3,422,682	5,291	3,427,973
Depreciation and amortization	(79,113)	(42,914)	(122,027)	(28,850)	(150,877)
Operating income	431,084	207,223	638,307	(49,482)	588,825
Income (loss) from equity method investees	8,338	62	8,400	(4,542)	3,858
Capital expenditures, acquisitions and investments	101,463	60,934	162,397	35,985	198,382

Six months ended June 30, 2013

Net revenue external customers	$4,662,497	$2,396,974	$7,059,471	$16,965	$7,076,436
Inter - segment revenue	2,846	-	2,846	(2,846)	-
Revenue	4,665,343	2,396,974	7,062,317	14,119	7,076,436
Depreciation and amortization	(161,368)	(90,954)	(252,322)	(62,832)	(315,154)
Operating Income	762,659	392,771	1,155,430	(117,878)	1,037,552
Income (loss) from equity method investees	7,935	968	8,903	321	9,224
Segment assets	14,094,573	5,971,985	20,066,557	2,261,790	22,328,347
thereof investments in equity method investees	247,277	375,343	622,620	(5,190)	617,430
Capital expenditures, acquisitions and investments(1)	220,280	148,877	369,157	66,294	435,451

Six months ended June 30, 2012

Net revenue external customers	$4,353,276	$2,306,991	$6,660,267	$16,461	$6,676,728
Inter - segment revenue	6,540	-	6,540	(6,540)	-
Revenue	4,359,816	2,306,991	6,666,807	9,921	6,676,728
Depreciation and amortization	(151,129)	(85,841)	(236,970)	(57,281)	(294,251)
Operating Income	778,917	402,135	1,181,052	(89,261)	1,091,791
Income (loss) from equity method investees	11,320	129	11,449	(2,094)	9,355
Segment assets	13,788,169	5,695,843	19,484,012	2,260,398	21,744,410
thereof investments in equity method investees	246,161	360,169	606,330	(2,714)	603,616
Capital expenditures, acquisitions and investments(2)	1,862,044	99,820	1,961,864	63,738	2,025,602

(1) International acquisitions exclude $11,684 of non-cash acquisitions for 2013.
(2) North America acquisitions exclude $496,386 of non-cash acquisitions and International acquisitions exclude $3,415 of non-cash acquisitions for 2012.